Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 1) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Entitiees [Member]
IfrsStatementLineItems [Line Items]
Unproved	$ 21	$ 146	$ 892
Exploration costs	980	873	758
Development costs	14,041	10,982	6,914
Total	15,042	12,001	8,564
Consolidated Entitiees [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Unproved	21	146	892
Exploration costs	861	862	707
Development costs	14,007	10,929	6,883
Total	14,889	11,937	8,482
Consolidated Entitiees [Member] | Country South America [Member]
IfrsStatementLineItems [Line Items]
Exploration costs	119	11	51
Development costs	34	53	31
Total	153	64	82
Consolidated Entitiees [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Exploration costs	119	11	51
Development costs	34	53	31
Total	153	64	82
Equity Method Investeee [Member]
IfrsStatementLineItems [Line Items]
Exploration costs		10	1
Development costs	14	37	30
Total	$ 14	$ 47	$ 31